COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2020. Future minimum lease payments under non-cancelable operating leases as of December 31, 2015 are as follows:

2016	$404
2017	377
2018	186
2019	149
2020	22

$1,138

Total rent expenses for the years ended December 31, 2015, 2014 and 2013 were $ 400, $ 396 and $ 370, respectively.